Schedule of Assumptions to Estimate Fair Value of Warrants (Details) - March 2019 Warrants [Member]	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Underlying price per share	$ 0.44	$ 0.31
Measurement Input, Exercise Price [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input	8.80	8.80
Measurement Input, Risk Free Interest Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input	5.47	4.67
Measurement Input, Expected Term [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected holding period	2 months 8 days	1 year 2 months 8 days
Measurement Input, Price Volatility [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input	80	70
Measurement Input, Expected Dividend Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input